Note 12 - Convertible Debentures, Loan Payable and Promissory Note (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Convertible Debentures	Loan	Equity Component	Accretion	Debt Component
Issued April 3, 2019 (net of issue costs)	$1,293,519	$(242,004)	$128,240	$1,179,755
Issued May 3, 2019 (net of issue costs)	979,256	(183,317)	84,708	880,647
Issued June 3, 2019 (net of issue costs)	582,356	(109,017)	42,855	516,194
Issued August 2, 2019 (net of issue costs)	374,753	(70,154)	19,690	324,289
Issued September 19, 2019 (net of issue costs)	122,965	(23,019)	5,336	105,282
Effect of foreign exchange rate changes	-	-	-	82,866
Balance December 31, 2019	$3,352,849	$(627,511)	$280,829	$3,089,033